                              BT INVESTMENT FUNDS
                                One South Street
                           Baltimore, Maryland 21202

                                 July 10, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE: BT Investment Funds (the "TRUST")
    Mid Cap (the "Fund")
    1933 File Number: 333-37192
    CIK Number: 0000797657

Dear Sir or Madam:

   Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of the proxy statement and prospectus and statement of additional information, dated July 3, 2000, do not differ from the forms of the proxy statement and prospectus and statement of additional information contained in the most recent filing for the Trust. The most recent electronic filing was under Rule 458(b) as a Post-Effective Amendment No.1 on July 3, 2000 to the Registrant's Registration Statement on Form N-14.

   If you have any questions regarding this certification, please call me at
(410) 895-3667.

                                        Very truly yours,

                                        /s/ Daniel O. Hirsch
                                        --------------------
                                        Daniel O. Hirsch
                                        Secretary